Note 8 - Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 8 - Premises and Equipment

The components of premises and equipment at December 31, 2014 and 2013 are as follows:

	2014	2013
	(In Thousands)
Land	$208	$208
Buildings	981	900
Leasehold improvements	369	352
Furniture, fixtures and equipment	766	695
	2,324	2,155
Accumulated depreciation	(685)	(518)
	$1,639	$1,637

Depreciation expense for the years ended December 31, 2014 and 2013 amounted to approximately $167,000 and $142,000, respectively.

The Company leases its office at 501 Knowles Avenue in Southampton, Pennsylvania as well as other office facilities and equipment. Lease expense was $119,000 for the years ended December 31, 2014 and 2013, respectively.